1997
   Annual Report
           VALUE PORTFOLIO







                                                                MAS FUNDS

We are pleased to present the Annual Report for the Value Portfolio of MAS Funds as of September 30, 1997.

TABLE OF CONTENTS

Portfolio Overview..........................     1
Statement of Net Assets.....................     3
Statement of Operations.....................     7
Statement of Changes in Net Assets..........     8
Financial Highlights........................     9
Notes to Financial Statements...............    11
Report of Independent Accountants...........    17

THIS ANNUAL REPORT CONTAINS CERTAIN INVESTMENT RETURN INFORMATION. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH EITHER MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                              PORTFOLIO OVERVIEW
--------------------------------------------------------------------------------

VALUE
PORTFOLIO

The Value Portfolio combines Miller Anderson & Sherrerd's disciplined stock valuation process with the judgment gained through considerable experience in low-P/E investing.

MAS's process is executed in two stages. An initial screen is used to identify companies with flat or positive earnings growth which have underperformed the broad market averages and whose valuations currently fall into the lower segment of MAS's investment universe. In the second stage, fundamental analysis is used to determine the cyclical sustainability of earnings and the competitive dynamics of the company.

Perhaps the greatest strategic advantage of this approach is that the sell discipline mandates the sale of any stock that satisfies one or more sell criteria--price appreciation, earnings deterioration, or negative fundamental change.

The hallmark of MAS's strategy is its clearly defined, firmly enforced sell discipline. Many value managers who are able to identify outstanding securities err in holding successful investments past their peaks. Perhaps the greatest strategic advantage of this approach is that the sell discipline mandates the sale of any stock that satisfies one or more sell criteria--price appreciation, earnings deterioration, or negative fundamental change. This approach is fortified by attention to risk management. MAS emphasizes portfolio diversification in terms of both sectors and stocks. Maximum sector limitations are imposed and limits placed on the size of individual positions, thereby minimizing the risk of any sector or holding.

For the fiscal year ended September 30, 1997, the Value Portfolio once again outperformed its benchmark, returning 41.2% versus 40.5% for the S&P 500. Stock selection contributed the most to the Portfolio's strong relative and absolute performance results, with sector selection also acting as a positive contributor. The Portfolio's holdings in cash equivalent investments penalized results somewhat, as the fiscal year witnessed another strong move upward in the broad stock market indices and cash proved to be an underperforming asset.

For most of the fiscal year, the equity market maintained a fairly narrow focus, with the so-called "New Nifty-Fifty" stocks accounting for most of the market's performance. In general, these larger, growth-oriented companies tended to outperform smaller companies or those which exhibited greater economic or interest rate sensitivity. The Value Portfolio's disciplined approach to stock selection which is based on attractive, low price-to-earnings valuation characteristics, required it to maintain significant underexposure to this narrow group of stocks. In fact, the Portfolio had significant underweightings in three of the four best performing sectors in the S&P 500 (health care, technology and beverages and personal care), during most of the year because of these valuation considerations. As the fiscal year ended, market rotation away from traditional growth sectors and toward financial services and consumer durables enhanced the Portfolio's relative performance.

The Portfolio's largest sector commitment is to heavy industry, evidenced by large positions in Cummins Engine, Case, Aeroquip-Vickers, Eaton, Harnischfeger, Parker-Hannifin, and Kennametal. The consumer durable sector represents the fund's second largest overweighting with significant positions in Ford, General Motors, Goodyear, and Owens Corning. Financial service stocks represent the third largest overweighting,

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

although exposure has been reduced due to superior relative price performance and subsequent upward revaluation. Sector underweightings remain concentrated in the higher growth segments of the market as well as in the utility industries. Health care, consumer staples, consumer services, and technology remain underrepresented due to excessive valuations.

MAS continues to be somewhat cautious regarding the equity markets in general as evidenced by a cash position of 15%. The recent rally in bonds combined with high expectations for third quarter profits and healthy cash flows into equities have driven most market indices to new highs. Valuations, at record levels in the beginning of the quarter, expanded even more during the September period. The Portfolio continues to invest opportunistically, but it will require a significant market correction or sector rotation to comfortably employ its cash reserves.

                              [GROWTH VALUE GRAPH]

        S&P 500      MAS FUNDS VALUE
'87      1000              1000                      9/30/87
         775               790                       12/31/87
         819               875                       3/31/88
         873               944                       6/30/88
'88      876               946                       9/30/88
         903               966                       12/31/88
         967               1039                      3/31/89
         1053              1106                      6/30/89
'89      1166              1216                      9/30/89
         1190              1166                      12/31/89
         1154              1129                      3/31/90
         1226              1163                      6/30/90
'90      1058              974                       9/30/90
         1153              1094                      12/31/90
         1320              1281                      3/31/91
         1317              1305                      6/30/91
'91      1388              1418                      9/30/91
         1504              1506                      12/31/91
         1466              1507                      3/31/92
         1494              1543                      6/30/92
'92      1541              1599                      9/30/92
         1619              1726                      12/31/92
         1689              1823                      3/31/93
         1697              1833                      6/30/93
'93      1741              1914                      9/30/93
         1782              1973                      12/31/93
         1714              1943                      3/31/94
         1721              1970                      6/30/94
'94      1805              2056                      9/30/94
         1805              2042                      12/31/94
         1981              2261                      3/31/95
         2170              2525                      6/30/95
'95      2343              2727                      9/30/95
         2484              2833                      12/31/95
         2617              3032                      3/31/96
         2734              3102                      6/30/96
'96      2819              3229                      9/30/96
         3054              3616                      12/31/96
         3136              3676                      3/31/97
         3683              4213                      6/30/97
'97      3959              4560                      9/30/97
         3959              4560                      9/30/97
         3959              4560                      9/30/97
         3959              4560                      9/30/97

                             AVERAGE ANNUAL RETURNS
                                 Ended 9/30/97*

                                                           MAS VALUE
                                       ------------------------------------------------          S&P 500
                                       INSTITUTIONAL +     INVESTMENT -       ADVISER #           INDEX
---------------------------------------------------------------------------------------------------------------------------
ONE YEAR                                    41.25%            41.01%           40.87%             40.46%
FIVE YEARS                                  23.31%            23.26%           23.25%             20.77%
TEN YEARS                                   16.39%            16.36%           16.35%             14.75%

MAS Funds returns are net of all fees. Returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

+ Represents an investment in the Institutional Class.

- Represents an investment in the Investment Class which commenced operations 5/6/96. Returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

# Represents an investment in the Adviser Class which commenced operations
  7/17/96. Returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12(b)-1 Fee applicable to the Adviser Class.

The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary to keep total annual operating expenses for the Investment Class of shares of the Value Portfolio from exceeding 0.80% of average daily net assets. Returns presented include the effects of these waivers and reimbursements. If such waivers and reimbursements had not been made, the actual returns would have been lower.

* All returns are compared to the S&P 500 Index, an unmanaged market index.

--------------------------------------------------------------------------------
2

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

VALUE
PORTFOLIO

STATEMENT OF NET ASSETS
COMMON STOCKS (81.2%)

------------------------------------------------------
                                              VALUE
      SEPTEMBER 30, 1997          SHARES      (000)+
------------------------------------------------------
BANKS (7.6%)
Bank of New York Co.               684,085  $   32,836
Chase Manhattan Corp.              581,817      68,654
Citicorp                           290,480      38,906
Crestar Financial Corp.            329,268      15,434
First Union Corp.                  625,682      31,323
Mellon Bank Corp.                  606,696      33,217
Republic New York Corp.            271,601      30,861
Signet Banking Corp.               634,309      34,411
------------------------------------------------------
GROUP TOTAL                                    285,642
------------------------------------------------------
BASIC RESOURCES (5.7%)
Cabot Oil & Gas Corp., Class A     690,842      18,610
Dow Chemical Co.                   370,275      33,579
E.I. DuPont de Nemours & Co.       466,068      28,692
IMC Global, Inc.                   591,694      20,857
Great Lakes Chemical Corp.         947,218      46,710
Inland Steel Industries, Inc.      671,500      14,689
Rohm & Haas Co.                    365,456      35,061
Westvaco Corp.                     483,420      17,433
------------------------------------------------------
GROUP TOTAL                                    215,631
------------------------------------------------------
CONSUMER DURABLES (8.7%)
Dana Corp.                         706,351      34,876
Ford Motor Co.                   2,330,530     105,456
General Motors Corp.               872,309      58,390
Goodyear Tire & Rubber Co.       1,117,013      76,795
Owens Corning                      937,341      34,213
Tupperware Corp.                   686,576      19,310
------------------------------------------------------
GROUP TOTAL                                    329,040
------------------------------------------------------
CONSUMER SERVICES (0.3%)
Standard Register Co.              350,311      11,670
------------------------------------------------------


                                                 VALUE
                                    SHARES      (000)+
------------------------------------------------------
CREDIT & FINANCE/ INVESTMENT COMPANIES (1.4%)
Capital One Financial Corp.        764,680  $   34,984
Federal National Mortgage
  Association                      410,356      19,287
------------------------------------------------------
GROUP TOTAL                                     54,271
------------------------------------------------------
ENERGY (8.1%)
Amoco Corp.                        398,136      38,370
Atlantic Richfield Co.             478,956      40,921
British Petroleum plc ADR          447,442      40,633
El Paso Natural Gas Co.            423,506      25,649
MAPCO, Inc.                        841,108      27,704
Phillips Petroleum Co.             795,595      41,073
Repsol SA ADR                      743,210      32,237
Ultramar Diamond Shamrock
  Corp.                            601,090      19,423
YPF SA ADR                       1,105,038      40,748
------------------------------------------------------
GROUP TOTAL                                    306,758
------------------------------------------------------
FOOD, TOBACCO & OTHER (4.5%)
IBP, Inc.                          896,903      21,189
Philip Morris Co., Inc.          1,706,405      70,923
RJR Nabisco Holdings Corp.       1,427,490      49,070
Universal Foods Corp.              722,247      29,070
------------------------------------------------------
GROUP TOTAL                                    170,252
------------------------------------------------------
HEALTH CARE (4.6%)
Beckman Instruments, Inc.          952,399      40,536
Bergen Brunswig Corp., Class A     533,908      21,557
Columbia/HCA Healthcare Corp.    1,172,161      33,700
* Foundation Health Corp.        1,092,185      34,950
Mallinckrodt, Inc.                 748,851      26,959
* Maxicare Health Plans, Inc.      812,360      15,130
------------------------------------------------------
GROUP TOTAL                                    172,832
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                        VALUE
                      PORTFOLIO
                                                 VALUE
(CONT'D)                            SHARES      (000)+
------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (19.8%)
Aeroquip-Vickers, Inc.           1,416,976  $   69,432
* AMR Corp.                        312,490      34,589
Burlington Northern Santa Fe,
  Inc.                             221,165      21,370
Case Corp.                       1,146,226      76,367
Caterpillar, Inc.                  436,094      23,522
CSX Corp.                          390,196      22,826
++ Cummins Engine Co., Inc.      1,383,486     107,998
Deere & Co.                        367,802      19,769
Delta Air Lines, Inc.              402,300      37,892
Eaton Corp.                        461,902      42,668
* FMC Corp.                        392,265      34,814
Harnischfeger Industries, Inc.   1,200,101      51,304
Kennametal, Inc.                   786,512      38,146
Olsten Corp.                     1,505,360      27,943
Parker Hannifin Corp.              831,937      37,437
Raytheon Corp.                     278,994      16,496
Tecumseh Products Co., Class A     585,476      32,604
TRW, Inc.                          566,318      31,077
* UAL Corp.                        236,352      20,001
------------------------------------------------------
GROUP TOTAL                                    746,255
------------------------------------------------------
INSURANCE (7.5%)
Allstate Corp.                     528,920      42,512
American General Corp.             529,055      27,445
Chubb Corp.                        322,215      22,897
Everest Reinsurance Holdings,
  Inc.                             900,091      36,904
Hartford Financial Services
  Group, Inc.                      440,353      37,898
Old Republic International
  Corp.                            816,200      31,832
ReliaStar Financial Corp.          821,574      32,709
TIG Holdings, Inc.                 615,982      21,444
Transatlantic Holdings, Inc.       378,558      27,114
------------------------------------------------------
GROUP TOTAL                                    280,755
------------------------------------------------------
RETAIL (5.4%)
Dillard's, Inc., Class A           704,809      30,879
* Federated Department Stores,
  Inc.                             862,200      37,182
Russell Corp.                      716,215      21,084


                                                 VALUE
                                    SHARES      (000)+
------------------------------------------------------
Springs Industries, Inc.,
  Class A                          661,418  $   34,725
* Toys 'R' Us, Inc.                965,551      34,277
V.F. Corp.                         485,953      45,011
------------------------------------------------------
GROUP TOTAL                                    203,158
------------------------------------------------------
TECHNOLOGY (5.4%)
* Arrow Electronics, Inc.          257,500      14,935
International Business
  Machines Corp.                   858,744      90,973
* Seagate Technology, Inc.         900,552      32,533
Tektronix, Inc.                    495,678      33,427
* Western Digital Corp.            826,752      33,122
------------------------------------------------------
GROUP TOTAL                                    204,990
------------------------------------------------------
UTILITIES (2.2%)
Cinergy Corp.                      379,607      12,693
DTE Energy Co.                     614,840      18,714
Duke Energy Corp.                  314,623      15,554
Entergy Corp.                      630,745      16,439
GPU, Inc.                          538,004      19,301
OGE Energy Corp.                     2,000          94
------------------------------------------------------
GROUP TOTAL                                     82,795
------------------------------------------------------
TOTAL COMMON STOCKS (Cost $2,252,115)        3,064,049
------------------------------------------------------
CASH EQUIVALENTS (26.7%)
------------------------------------------------------



                                      FACE
                                    AMOUNT
                                     (000)
------------------------------------------------------
Short-term Investments Held as
  Collateral for Loaned
  Securities (7.8%)             $  295,614     295,614
------------------------------------------------------
COMMERCIAL PAPER (12.2%)
American Express Credit Corp.
   5.50%, 10/17/97                  35,000      34,914
Asset Securitization Corp.
   5.55%, 11/6/97                   40,000      39,778

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                      FACE
                                    AMOUNT       VALUE
                                     (000)      (000)+
------------------------------------------------------
Associates Corp.
   5.52%, 10/6/97               $   50,000  $   49,962
Atlantic Asset Securitization
   Corp.
   5.57%, 10/16/97                  20,000      19,954
Barclays U.S. Funding Corp.
   5.53%, 10/8/97                   25,000      24,973
Canadian Imperial Holdings
   5.54%, 10/30/97                  40,000      39,822
Commercial Credit Corp.
   5.50%, 10/2/97                   25,000      24,996
   5.50%, 10/27/97                  25,000      24,901
Delaware Funding Corp.
   5.53%, 10/14/97                  50,000      49,900
Eiger Capital Corp.
   5.55%, 11/5/97                   43,375      43,141
sec. First Chicago Financial
   Corp.
   5.51%, 10/16/97 (acquired
   9/16/97, cost $22,149)           22,200      22,149
Societe Generale
   5.51%, 10/23/97                  25,000      24,916
   5.52%, 10/17/97                  20,000      19,951
Sony Capital Corp.
   5.55%, 10/29/97                  40,000      39,827
------------------------------------------------------
GROUP TOTAL                                    459,184
------------------------------------------------------
DISCOUNT NOTE (3.0%)
Federal Home Loan Mortgage
  Corporation
   10/30/97                         75,000      74,977
Federal National Mortgage Association
   10/30/97                         40,000      39,824
------------------------------------------------------
GROUP TOTAL                                    114,801
------------------------------------------------------

                                      FACE
                                    AMOUNT       VALUE
                                     (000)      (000)+
------------------------------------------------------
REPURCHASE AGREEMENT (3.7%)
Chase Securities, Inc.
  5.90%, dated 9/30/97, due
  10/1/97, to be repurchased
  at $138,187, collateralized
  by various U.S. Government
  Obligations, due 10/1/97-
  1/29/99, valued at $139,466   $  138,164  $  138,164
------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $1,007,763)     1,007,763
------------------------------------------------------
TOTAL INVESTMENTS (107.9%) (Cost $3,259,878) 4,071,812
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-7.9%)
Cash                                                 1
Dividends Receivable                             4,171
Interest Receivable                                 23
Receivable for Fund Shares Sold                  9,907
Other Assets                                        72
Payable for Investments Purchased               (8,452)
Payable for Fund Shares Redeemed                (1,270)
Payable for Investment Advisory Fees            (4,491)
Payable for Administrative Fees                   (245)
Payable for Shareholder Servicing Fee-
  Investment Class                                  (4)
Payable for Distribution Fee-Adviser Class         (39)
Payable for Trustees' Deferred
  Compensation Plan-Note F                         (57)
Payable for Daily Variation on Futures
  Contracts                                     (1,450)
Collateral on Securities Loaned, at Value     (295,614)
Other Liabilities                                 (492)
                                            ----------
                                              (297,940)
------------------------------------------------------
NET ASSETS (100%)                           $3,773,872
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                        VALUE
                      PORTFOLIO
                                                 VALUE
(CONT'D)                                        (000)+
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 173,895,195 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)              $3,542,772
------------------------------------------------------
NET ASSET VALUE PER SHARE                   $    20.37
------------------------------------------------------
INVESTMENT CLASS
------------------------------------------------------
NET ASSETS
Applicable to 1,465,899 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)              $   29,847
------------------------------------------------------
NET ASSET VALUE PER SHARE                   $    20.36
------------------------------------------------------
ADVISER CLASS
------------------------------------------------------
NET ASSETS
Applicable to 9,890,611 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)              $  201,253
------------------------------------------------------
NET ASSET VALUE PER SHARE                   $    20.35
------------------------------------------------------


                                                 VALUE
                                                (000)+
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                             $2,632,809
Undistributed Net Investment Income (Loss)      18,442
Undistributed Realized Net Gain (Loss)         306,739
Unrealized Appreciation (Depreciation) on:
  Investment Securities                        811,934
  Futures                                        3,948
------------------------------------------------------
NET ASSETS                                  $3,773,872
------------------------------------------------------
sec. Restricted Security-Total market value of
      restricted securities owned at September 30, 1997
      was $22,149 or 0.6% of net assets.
+    See Note A1 to Financial Statements.
*    Non-income producing security.
++   A portion of these securities was pledged to cover
      margin requirements for futures contracts.
ADR  American Depositary Receipt

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                            VALUE
                                                                                                          PORTFOLIO
                                                                                                    ---------------------
                                                                                                          Year Ended
                                                                                                       September 30, 1997
(In Thousands)
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends                                                                                                $ 49,237
    Interest                                                                                                   21,710
-------------------------------------------------------------------------------------------------------------------------
       Total Income                                                                                            70,947
-------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                                                                       14,010
    Administrative Fee--Note C                                                                                  2,285
    Custodian Fee                                                                                                 310
    Audit Fee                                                                                                      23
    Shareholder Servicing Fee--Investment Class shares--Note D                                                     28
    Distribution Fees--Adviser Class shares--Note D                                                               201
    Other Expenses                                                                                                704
    Reimbursement of Expenses--Note B                                                                             (18)
-------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                                                          17,543
-------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note I                                                                                       (310)
-------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                                                                            17,233
-------------------------------------------------------------------------------------------------------------------------
          Net Investment Income (Loss)                                                                         53,714
-------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                                                                     376,797
    Foreign Currency Transactions                                                                                  --
    Futures                                                                                                      (814)
-------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                                                                               375,983
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                                                                     512,130
    Foreign Currency Transactions                                                                                  --
    Futures                                                                                                     3,948
-------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)                                                                 516,078
-------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                                                                     892,061
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                              $945,775
=========================================================================================================================

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                           VALUE
                                                                                                         PORTFOLIO
                                                                                               ------------------------------
                                                                                                        Year Ended
                                                                                                       September 30,
                                                                                                   ---------------------
                                      (In Thousands)                                                1996           1997
    -------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income                                                                         $   32,015     $   53,714
   Realized Net Gain (Loss)                                                                         138,640        375,983
   Change in Unrealized Appreciation (Depreciation)                                                  97,514        516,078
-------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting from Operations                              268,169        945,775
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A5
   INSTITUTIONAL CLASS:
     Net Investment Income                                                                          (30,765)       (43,078)
     Realized Net Gain                                                                             (130,677)      (135,541)
   INVESTMENT CLASS +:
     Net Investment Income                                                                              (12)          (249)
     Realized Net Gain                                                                                   --           (851)
   ADVISER CLASS ++:
     Net Investment Income                                                                               --           (894)
     Realized Net Gain                                                                                   --         (1,156)
-------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                                                         (161,454)      (181,769)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:--Note J
   INSTITUTIONAL CLASS:
     Issued                                                                                         930,274      1,576,439
     In Lieu of Cash Distributions                                                                  143,059        156,287
     Redeemed                                                                                      (606,431)      (769,989)
   INVESTMENT CLASS +:
     Issued                                                                                           8,889         21,268
     In Lieu of Cash Distributions                                                                       12          1,086
     Redeemed                                                                                           (49)        (6,754)
   ADVISER CLASS ++:
     Issued                                                                                          15,433        172,033
     In Lieu of Cash Distributions                                                                       --          1,868
     Redeemed                                                                                           (11)       (11,849)
-------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from Capital Share Transactions                                      491,176      1,140,389
-------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                                                                        597,891      1,904,395
NET ASSETS:
   Beginning of Period                                                                            1,271,586      1,869,477
-------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                                                 $1,869,477     $3,773,872
-------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment income (loss) included in end of period net assets               $    9,064     $   18,442
=========================================================================================================================

 + The Value Portfolio began offering Investment Class Shares on May 6, 1996. ++ The Value Portfolio began offering Adviser Class Shares on July 17, 1996.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                For a Share Outstanding Throughout Each Period +

                                                                               Institutional Class
                                                        ------------------------------------------------------------------
                                                                              Year Ended September 30,
VALUE PORTFOLIO                                         ------------------------------------------------------------------
                                                            1993         1994           1995           1996         1997++
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  12.67     $  12.76     $    12.63     $    14.89     $    15.61
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                    0.30         0.30           0.31           0.30           0.34
   Net Realized and Unrealized Gain (Loss) on
     Investments                                            1.92         0.59           3.34           2.20           5.75
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                            2.22         0.89           3.65           2.50           6.09
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                   (0.31)       (0.29)         (0.31)         (0.32)         (0.30)
   Realized Net Gain                                       (1.82)       (0.73)         (1.08)         (1.46)         (1.03)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                        (2.13)       (1.02)         (1.39)         (1.78)         (1.33)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $  12.76     $  12.63     $    14.89     $    15.61     $    20.37
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              19.67%        7.45%         32.58%         18.41%         41.25%
-------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                $762,175     $981,337     $1,271,586     $1,844,740     $3,542,772
   Ratio of Expenses to Average Net Assets (1)             0.59%        0.61%          0.60%          0.61%          0.62%
   Ratio of Net Investment Income to Average Net
     Assets                                                2.48%        2.40%          2.43%          2.07%          1.93%
   Portfolio Turnover Rate                                   43%          54%            56%            53%            46%
   Average Commission Rate ###                               N/A          N/A            N/A     $   0.0572     $   0.0577
-------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
    EXPENSES TO AVERAGE NET ASSETS:
    Ratio Including Expense Offsets                          N/A          N/A          0.60%          0.60%          0.61%
-------------------------------------------------------------------------------------------------------------------------
+    Reflects a 2.5 for 1 share split effective August 13, 1993.
++   Per share amounts for the year ended September 30, 1997, are based on average shares outstanding.
###  For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for security transactions on which commissions were charged.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period

                                                         Investment Class                           Adviser Class
                                                 -------------------------------------------------------------------------
                                                     May 6,               Year                 July 17,               Year
                                                  1996** to              Ended               1996*** to              Ended
                                              September 30,      September 30,            September 30,      September 30,
                                                       1996             1997++                     1996             1997++
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                             $ 14.97            $ 15.60                  $ 14.11            $ 15.61
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                               0.12               0.31                     0.01               0.30
   Net Realized and Unrealized Gain
     (Loss) on Investments                             0.59               5.75                     1.49               5.74
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                       0.71               6.06                     1.50               6.04
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                              (0.08)             (0.27)                      --              (0.27)
   Realized Net Gain                                     --              (1.03)                      --              (1.03)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   (0.08)             (1.30)                      --              (1.30)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $ 15.60            $ 20.36                  $ 15.61            $ 20.35
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          4.78%             41.01%                   10.63%             40.87%
-------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period
     (Thousands)                                    $ 9,244            $29,847                  $15,493           $201,253
   Ratio of Expenses to Average Net
     Assets (1)                                       0.76%*             0.80%                    0.86%*             0.90%
   Ratio of Net Investment Income
     to Average Net Assets                            2.05%*             1.75%                    1.66%*             1.63%
   Portfolio Turnover Rate                              53%                46%                      53%                46%
   Average Commission Rate ###                      $0.0572            $0.0577                  $0.0572           $ 0.0577
-------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON
    THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Reduction in Ratio due to
     Expense Reimbursement/Waiver                       N/A              0.09%                      N/A                N/A
    Ratio Including Expense Offsets                   0.75%*             0.79%                    0.85%*             0.89%
-------------------------------------------------------------------------------------------------------------------------
                                                                                         -
*    Annualized
**   Initial offering of Investment Class shares
***  Initial offering of Adviser Class shares
++   Per share amounts for the year ended September 30, 1997, are based on average shares outstanding.
###  For fiscal years beginning on or after September 1, 1995, a fund is required to disclose the average commission rate per share it paid for security transactions on which commissions were charged.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MAS Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At September 30, 1997, the Fund was comprised of twenty-four active portfolios (each referred to as a "Portfolio"). The Fund may offer up to three different classes of shares for certain Portfolios -- Institutional Class shares, Investment Class shares and Adviser Class shares.

Each class of shares has identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights, except each class bears different distribution fees as described in Note D. The accompanying financial statements and financial highlights are those of the Value Portfolio only. The financial statements of the remaining Portfolios are presented separately.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent bid and asked prices. Securities listed on foreign exchanges are valued at the latest quoted sales prices. Bonds, including municipal bonds, and other fixed income securities are valued using brokers' quotations or on the basis of prices, provided by a pricing service, which are based primarily on institutional size trading in similar groups of securities. Short term securities are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. Securities for which no quotations are readily available (including restricted securities) are valued at their fair value as determined in good faith using methods approved by the Board of Trustees.

2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    held by the Portfolio's custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

4. FUTURES: Futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

    Futures contracts may be used by the Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the underlying securities.

    Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

5. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains are distributed at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for in-kind redemptions (Note H).

    Permanent book and tax differences relating to shareholder distributions may result in

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    reclassifications to undistributed net investment income (loss), undistributed realized net gain (loss) and paid in capital.

6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

    Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

    Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

B. INVESTMENT ADVISORY FEE. Under the terms of an Investment Advisory Agreement, the Portfolio pays Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), wholly owned by indirect subsidiaries of Morgan Stanley, Dean Witter, Discover & Co., for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate to the Portfolio's average daily net assets for the quarter. For the year ended September 30, 1997 the investment advisory fees of the Portfolio were 0.500%.

Until further notice the Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Value Portfolio if annual operating expenses exceed 0.80% and 0.90% for the Investment Class Shares and Adviser Class Shares, respectively.

C. ADMINISTRATION FEE. MAS serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MAS receives an annual fee, accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets. Chase Global Funds Services Company ("CGFSC") serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MAS and receives compensation from MAS for these services. CGFSC also received additional class specific administration fees for the Investment Class shares and Adviser Class shares. For the year ended September 30, 1997, CGFSC earned $24,000 and $19,000 in class specific administration fees for the Investment Class shares and Adviser Class shares, respectively.

D. DISTRIBUTOR. MAS Funds Distribution, Inc. ("MASDI" or the "Distributor"), a wholly owned subsidiary of Morgan Stanley Asset Management

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Holdings, Inc., is the distributor for the Fund. MASDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares. The Distributor provides all classes of shares in the Portfolio with distribution services pursuant to separate Distribution Plans (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940.

Under the Plans, the Distributor is entitled to distribution fees and shareholder servicing fees for Adviser Class and Investment Class shares, respectively. The distribution fee is an asset-based fee to support distribution efforts and/or servicing accounts. The Adviser Class of shares pays service and distribution fees of 0.25% of average net assets of the class for such services under the 12b-1 plan adopted by the Fund. The Investment Class of shares pays an annual shareholder servicing fee of 0.15% of average net assets of the class. The shareholder servicing fee is not a distribution fee and is used to support the expenses associated with servicing and maintaining accounts. Both fees are paid directly to MASDI. The distribution fee may be retained by MASDI if an Adviser Class shareholder invests directly through MASDI. Usually the fees are paid by MASDI to external organizations such as 401(k) alliance sponsors, discount brokers and bank trust departments who distribute MAS Funds to the public.

E. BROKERAGE COMMISSIONS: For the year ended September 30, 1997, the Value Portfolio paid the following brokerage commissions to Morgan Stanley & Co. and Dean Witter Reynolds, Inc., affiliated broker/dealers:

                                  Brokerage
                                 Commissions
                                    (000)
                      ---------------------------------
                      Morgan Stanley      Dean Witter
                       & Co., Inc.       Reynolds, Inc.
                      --------------     --------------
Value                      $ --               $  8

F. TRUSTEES' FEES. The Fund pays each Trustee, who is not also an officer or affiliated person, an annual fee plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees.

Each eligible Trustee of the Fund who is not an officer or affiliated person, as defined under the Investment Company Act of 1940, as amended, participates in the Trustees' Deferred Compensation Plan. Under the Trustees' Deferred Compensation Plan, such Trustees must defer at least 25% of their fees and may elect to defer payment up to 100% of their total fees earned as a Trustee of the Fund. These deferred amounts are invested in the Portfolios selected by the Trustee. Total trustees fees incurred for the year ended September 30, 1997, by the Value Portfolio were $53,000.

Expenses for the year ended September 30, 1997 include legal fees paid to Morgan, Lewis & Bockius, LLP in the amount of $61,000. A partner of that firm is secretary of the Fund.

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

G. PORTFOLIO INVESTMENT ACTIVITY.

1. PURCHASES AND SALES OF SECURITIES: For the year ended September 30, 1997, purchases and sales of investment securities other than temporary cash investments were:

                                             (000)
                                    ------------------------
            Portfolio                Purchases      Sales
----------------------------------  -----------  -----------
Value                               $ 1,616,377  $ 1,106,356

2. FEDERAL INCOME TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION): At September 30, 1997, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                        (000)
                   ------------------------------------------------
    Portfolio         Cost     Appreciation  Depreciation    Net
------------------ ----------  ------------  ------------  --------
Value              $3,260,174    $829,135      $(17,497)   $811,638

3. FUTURES CONTRACTS: At September 30, 1997, the Value Portfolio had the following futures contracts open:

                                                         Unrealized
                              Aggregate                 Appreciation
                  Number of   Face Value   Expiration  (Depreciation)
    Portfolio     Contracts     (000)         Date         (000)
----------------- ---------  ------------  ----------  --------------
Purchases:
 VALUE
  S&P 500 Index       400     US$ 190,900    Dec-97      US$  3,948

H. IN-KIND TRANSACTIONS. For the year ended September 30, 1997, the Value Portfolio realized gains (losses) from in-kind redemptions of approximately $57,390,000.

I. SECURITIES LENDING. Certain Portfolios loan securities to certain brokers and receive security lending fees. Security lending fees are included as expense offsets in the Statement of Operations. Fees greater than custodian expenses are included in interest income. During the year ended September 30, 1997, the Value Portfolio had security lending fees totaling $166,000.

Portfolios that lend securities receive securities issued or guaranteed by the U.S. Government or its agencies, cash or letters of credit as collateral in an amount at least equal to 100% of the current market value of loaned securities. The value of loaned securities and related collateral outstanding at September 30, 1997, was as follows:

                             Value of     Value
                              Loaned        of
                             Securities  Collateral
        Portfolio             (000)       (000)
--------------------------   --------    --------
Value                        $291,013    $295,614

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Custodian fees appearing in the Statement of Operations have been adjusted to include expense offsets for custodian balance credits and security lending fees totaling $275,000 and $35,000 respectively, for the year ended September 30, 1997.

J. OTHER. At September 30, 1997, the Fund had Portfolios with otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. The Value Portfolio and the aggregate percentage of such owners was as follows:

                                 Percentage
                                of Ownership
                    ------------------------------------
                    Institutional   Investment   Adviser
    Portfolios          Class         Class       Class
------------------  -------------   ----------   -------
Value                 14.3%          48.0%        95.5%

Transactions in Capital Shares for the Value Portfolio, by class, were as follows:

                                                      Year Ended
                                                     September 30,
                                                    ---------------
              (In Thousands)                       1996        1997
      ---------------------------------------------------------------
Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                                 63,277      90,227
     In Lieu of Cash Distributions                 10,269       9,563
     Shares Redeemed                              (40,739)    (44,093)
---------------------------------------------------------------------
       Net Increase (Decrease) in
        Institutional Class Shares
        Outstanding                                32,807      55,697
---------------------------------------------------------------------
   INVESTMENT CLASS +:
     Shares Issued                                    595       1,187
     In Lieu of Cash Distributions                      1          66
     Shares Redeemed                                   (3)       (380)
---------------------------------------------------------------------
       Net Increase (Decrease) in
        Investment Class Shares Outstanding           593         873
---------------------------------------------------------------------
   ADVISER CLASS ++:
     Shares Issued                                    994       9,462
     In Lieu of Cash Distributions                     --         112
     Shares Redeemed                                   (1)       (676)
---------------------------------------------------------------------
       Net Increase (Decrease) in Adviser
        Class Shares Outstanding                      993       8,898
---------------------------------------------------------------------

 + The Value Portfolio began offering Investment Class Shares on May 6, 1996. ++ The Value Portfolio began offering Adviser Class Shares on July 17, 1996.

--------------------------------------------------------------------------------

                                               REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees
MAS Funds

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Value Portfolio, a portfolio of the MAS Funds (hereafter referred to as the "Fund") at September 30, 1997 and the results of its operations, the changes in its net assets and financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
November 20, 1997

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION: (UNAUDITED)

The Value Portfolio hereby designates $92,144,000 as a long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

For the year ended September 30, 1997, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders for the Value Portfolio was 35.1%.

SHAREHOLDER MEETINGS: (UNAUDITED)

At two special shareholder meetings held on May 1 and May 12, 1997, the shareholders of Miller Anderson & Sherrerd, LLP (the "Fund") were held for the purpose of voting on the following proposals:

1. To approve an amendment to the investment advisory agreement between the Fund and Miller Anderson & Sherrerd, LLP

                                                                          VOTED        VOTED       ABSTAIN
                                   PORTFOLIO                               FOR        AGAINST       VOTES
          ------------------------------------------------------------ -----------  ------------  ----------
          Value                                                         81,180,469       226,027     525,982

2. To elect the following Trustees to serve the Fund effective May 1, 1997 until such time as their successors have been duly appointed.

                                                                                      VOTED
                                                                                       FOR       WITHHELD
                                                                                   -----------  ----------
          Thomas L. Bennett                                                        532,682,575   2,503,229
          Thomas P. Gerrity                                                        532,791,783   2,274,021
          Joseph P. Healey                                                         532,778,972   2,286,832
          Joseph J. Kearns                                                         532,802,368   2,263,436
          Vincent R. McLean                                                        532,776,415   2,289,389
          C. Oscar Morong, Jr.                                                     532,791,627   2,274,177

3. To approve the proposal of the Board of Trustees' selection of Price Waterhouse LLP as the Fund's independent accountants.

                                                                              VOTED      VOTED     ABSTAIN
                                                                               FOR      AGAINST     VOTES
                                                                           -----------  --------  ----------
                                                                           530,883,223   655,873   3,528,115

--------------------------------------------------------------------------------

MAS FUNDS TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

The following is a list of the Trustees and the principal executive officers of the Fund and a brief statement of their present positions and principal occupations during the past five years.

THOMAS L. BENNETT, CFA*                                   C. OSCAR MORONG, JR.
Chairman of the Board of Trustees; Managing               Trustee; Managing Director, Morong Capital
Director, Morgan Stanley; Portfolio Manager and           Management; Director, Ministers and Missionaries
member of the Executive Committee, Miller Anderson &      Benefit Board of American Baptist Churches, The
Sherrerd, LLP; Director, MAS Fund Distribution,           Indonesia Fund, The Landmark Funds; formerly Senior
Inc.; formerly Director, Morgan Stanley Universal         Vice President and Investment Manager for CREF,
Fund, Inc.                                                TIAA-CREF Investment Management, Inc.

THOMAS P. GERRITY                                         JAMES D. SCHMID
Trustee; Dean and Reliance Professor of Management        President, MAS Funds; Principal, Morgan Stanley;
and Private Enterpise, Wharton School of Business,        Head of Mutual Funds, Miller Anderson & Sherrerd,
University of Pennsylvania; Director, Digital             LLP; Director, MAS Fund Distribution, Inc.; Chairman
Equipment Corporation; Director, Sun Company, Inc.;       of the Board of Directors, The Minerva Fund, Inc.
Director, Fannie Mae; Director, Reliance Group
Holdings; Director, Melville Corporation

JOSEPH P. HEALY                                           LORRAINE TRUTEN, CFA
Trustee; Headmaster, Haverford School; formerly;          Vice President, MAS Funds; Principal, Morgan
Dean, Hobart College; Associate Dean, William & Mary      Stanley; Head of Mutual Fund Services, Miller
College.                                                  Anderson & Sherrerd, LLP; President, MAS Fund
                                                          Distribution, Inc.

JOSEPH J. KEARNS                                          DOUGLAS W. KUGLER, CFA
Trustee; Vice President and Treasurer, The J. Paul        Treasurer, MAS Funds; Vice President, Morgan
Getty Trust; Director, Electro Rent Corporation;          Stanley; Head of Mutual Fund Administration, Miller
Trustee, Southern California Edison Nuclear               Anderson & Sherrerd, LLP.
Decommissioning Trust; Director, The Ford Family
Foundation.

VINCENT R. MCLEAN                                         JOHN H. GRADY, JR.
Trustee; Director, Alexander and Alexander Services,      Secretary, MAS Funds; Partner, Morgan, Lewis &
Inc., Director, Legal and General America, Inc.,          Bockius, LLP.
Director, William Penn Life Insurance Company of New
York; formerly Executive Vice President, Chief
Financial Officer, Director and Member of the
Executive Committee of Sperry Corporation (now part
of Unisys Corporation).

*Trustee Bennett is deemed to be an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940, as amended.

--------------------------------------------------------------------------------

MAS FUNDS









                                   MILLER
                                   ANDERSON
                                   & SHERRERD, LLP

                                   One Tower Bridge
                                   West Conshohocken, PA 19428-2899

                                   Investment Adviser: (610)940-5000
                                   MAS Funds:          (800)354-8185

                                   Printed in U.S.A.

                                   This Report has been prepared for
                                   shareholders and may be distributed to
                                   others only if preceded or accompanied by a current porspectus.